Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Schedule of Interests in Other Entities

		Group
	2023	2022
	£m	£m
Joint Ventures	245	252
	245	252